Corporate Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Aug. 01, 2025	Apr. 01, 2024
Corporate Information [Line Items]
Brand valued			$ 76,000,000
Subscribers relationship valued			19,000,000
Cash consideration			41,499,983
Issuance of common shares	$ 3,698,551
Ownership percentage	55.45%
Bottom of range [member]
Corporate Information [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.0001
Top of range [member]
Corporate Information [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.001
Anghami Inc. [Member]
Corporate Information [Line Items]
Consideration amount			$ 136,499,983